CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on interest rate swaps and others CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest CNY (¥)
Balance at Mar. 31, 2022	¥ 1,072,538		¥ 948,479	¥ 1	¥ 410,506	¥ (2,221)	¥ (46)	¥ 9,839	¥ (33,184)	¥ 27	¥ 563,557	¥ 124,059
Balance (in shares) at Mar. 31, 2022 | shares				21,357,323,112
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment, net of tax	22,329		21,234				(3)		21,236	1		1,095
Share of additional paid-in capital and other comprehensive income of equity method investees	458		462		(1,031)				1,472	21		(4)
Change in fair value of interest rate swaps under hedge accounting and others	10		10							10
Net income for the year	65,208		72,783								72,783	(7,575)
Acquisition of subsidiaries	38											38
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	11		11		11
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				201,547,520
Repurchase and retirement of ordinary shares	(74,706)		(74,706)		(13,990)	(26,542)					(34,174)
Repurchase and retirement of ordinary shares (in shares) | shares				(1,039,252,920)
Transactions with noncontrolling interests	(2,314)		(3,987)		(3,987)							1,673
Amortization of compensation cost	30,596		25,134		25,134							5,462
Equity-settled donation	511		511		511
Equity-settled donation, shares | shares				6,400,000
Appropriation to statutory reserves								3,138			(3,138)
Others	(1,616)		(274)		(274)							(1,342)
Balance at Mar. 31, 2023	1,113,063		989,657	¥ 1	416,880	(28,763)	(49)	12,977	(10,476)	59	599,028	123,406
Balance (in shares) at Mar. 31, 2023 | shares				20,526,017,712
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment, net of tax	13,499		13,005				(3)		13,006	2		494
Share of additional paid-in capital and other comprehensive income of equity method investees	682		682		(298)				981	(1)
Change in fair value of interest rate swaps under hedge accounting and others	(97)		(97)							(97)
Net income for the year	71,151		80,009								80,009	(8,858)
Acquisition of subsidiaries	98											98
Deconsolidation of subsidiaries	148		124						124			24
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	842		842		842
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				192,305,904
Repurchase and retirement of ordinary shares	(89,076)		(89,076)		(29,313)	1,079					(60,842)
Repurchase and retirement of ordinary shares (in shares) | shares				(1,249,196,660)
Transactions with noncontrolling interests	(6,724)		(1,375)		(1,375)							(5,349)
Amortization of compensation cost	17,393		11,531		11,531							5,862
Declaration of dividends	(18,542)		(18,542)								(18,542)
Appropriation to statutory reserves								1,756			(1,756)
Others	(566)		(216)		(268)		¥ 52					(350)
Balance at Mar. 31, 2024	¥ 1,101,871		986,544	¥ 1	397,999	(27,684)		14,733	3,635	(37)	597,897	115,327
Balance (in shares) at Mar. 31, 2024 | shares	19,469,126,956	19,469,126,956		19,469,126,956
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment, net of tax	¥ (168)		(182)						(183)	1		14
Share of additional paid-in capital and other comprehensive income of equity method investees	186		186		(53)				178	61
Change in fair value of interest rate swaps under hedge accounting and others	82	$ 11	82							82
Net investment hedges	(344)		(344)						(344)
Net income for the year	125,912		130,109								130,109	(4,197)
Acquisition of subsidiaries	587											587
Deconsolidation of subsidiaries	16,251											16,251
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	8		8		8
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				202,166,984
Repurchase and retirement of ordinary shares	(85,650)		(85,650)		(25,020)	(8,645)					(51,985)
Repurchase and retirement of ordinary shares (in shares) | shares				(1,197,058,232)
Transactions with noncontrolling interests	(24,835)		794		794							(25,629)
Amortization of compensation cost	13,796		10,518		10,518							3,278
Declaration of dividends	(29,340)		(29,340)							(29,340)
Capped call transactions	(4,612)		(4,612)		(4,612)
Appropriation to statutory reserves								1,203			(1,203)
Others	(2,849)		1,745		1,745							(4,594)
Balance at Mar. 31, 2025	¥ 1,078,393	$ 148,607	¥ 1,009,858	¥ 1	¥ 381,379	¥ (36,329)		¥ 15,936	¥ 3,286	¥ 107	¥ 645,478	¥ 68,535
Balance (in shares) at Mar. 31, 2025 | shares	18,474,235,708	18,474,235,708		18,474,235,708